FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-4246
Investment Company Act File Number

C/Funds Group, Inc.
 Exact name of registrant as specified in charter.

201 Center Road, Suite Two, Venice, FL 34285
Address of principal executive offices. Zip code.

C/Funds Group, Inc.
Name and address of agent for service.

941-488-6772
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

June 30, 2006
Date of reporting period.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1: Report to Stockholders.

Investment Advisor

Omnivest Research Corp.
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-4295

Custodian

Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Auditors

Gregory, Sharer & Stuart, P. A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

Investment comments are sent to shareholders in our monthly newsletter and therefore are not included in this semiannual report. This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.

C/Funds Group, Inc. C/Fund C/Growth Stock Fund June 30, 2006 Semiannual Report C/Funds Group, Inc. 201 Center Road, Suite Two Venice, Florida 34285 (941) 488-6772 www.ctrust.com/cfunds.htm

This Page Left Blank Intentionally

Schedules of Investments

This Page Left Blank Intentionally

Schedule Of Investments C/Fund
June 30, 2006 (Unaudited)

Investments in Common Stocks by Standard Industry Code Major Group
Plus Preferred Stocks and Government Obligations

12.0%
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
Transportation Equipment
Insurance Carriers
Chemicals & Allied Products
Depository Institutions
Industrial Machinery & Equipment
Business Services
Communication
Paper & Allied Products
Food & Kindred Products
Tobacco Products
Building Materials & Garden Supplies
Preferred Stocks
Petroleum & Coal Products
Electric, Gas, & Sanitary Services
Nondepository Institutions
General Merchandise Stores
Metal Mining
Eating & Drinking Places
Nonclassifiable Establishments
Primary Metal Industries
Governments--Fixed
Wholesale Trade--Durable Goods
Electronic & Other Electric Equipment
Lumber & Wood Products
Engineering & Management Services

Common Stocks: 92.1%
Holding	Shares	Value

Aircraft & Parts: 9.8%		$352,697
Boeing Co.	1,900	155,629
Honeywell International, Inc.	1,900	76,570
United Technologies Corp.	1,900	120,498

Beverages: 2.3%		81,738
Coca-Cola Co.	1,900	81,738

Cigarettes: 3.9%		139,517
Altria Group, Inc.	1,900	139,517

Combination Utility Services: 1.0%		37,200
WPS Resources Corp.	750	37,200

Commercial Banks: 6.1%		219,556
Bank Of America Corp.	1,000	48,100
Citigroup, Inc.	1,900	91,656
J. P. Morgan Chase & Co.	1,900	79,800
Common Stocks (Continued)
Holding	Shares	Value

Computer & Data Processing Services: 5.4%		$192,558
IBM Corp.	1,900	145,958
Microsoft Corp.	2,000	46,600

Computer & Office Equipment: 1.7%		60,192
Hewlett Packard Co.	1,900	60,192

Construction & Related Machinery: 3.9%		141,512
Caterpillar	1,900	141,512

Drugs: 4.8%		173,748
Johnson & Johnson	1,900	113,848
Merck & Co, Inc.	1,000	36,430
Pfizer, Inc.	1,000	23,470

Eating & Drinking Places: 1.8%		63,840
McDonald's Restaurants	1,900	63,840
Common Stocks (Continued)
Holding	Shares	Value

Electric Services: 1.2%		$41,380
FPL Group, Inc.	1,000	41,380

Electronic Components & Accessories: 1.0%		36,100
Intel Corp.	1,900	36,100

Fats & Oils: 1.7%		61,920
Archer Daniels Midland Co.	1,500	61,920

Gas Production & Distribution: 0.7%		26,932
Peoples Energy Corp.	750	26,932

Life Insurance: 3.1%		112,195
American International Group	1,900	112,195

Lumber & Other Building Materials: 3.6%		128,671
Home Depot, Inc.	1,900	68,001
Lowe's Co.	1,000	60,670

Lumber & Wood Products: 1.0%		35,500
Plum Creek Timber Co.	1,000	35,500

Medical Service & Health Insurance: 7.6%		274,977
Berkshire Hathaway, Inc. Delaware	3	274,977

Metal Mining: 1.8%		64,605
BHP Billiton ADR	1,500	64,605

Misc. Converted Paper Products: 4.5%		161,540
3M Company	2,000	161,540

Motor Vehicles & Equipment: 1.6%		56,601
General Motors Corp.	1,900	56,601

Motor Vehicles, Parts, & Supplies: 1.2%		41,660
Genuine Parts Co.	1,000	41,660

Nonclassifiable Establishments: 1.7%		62,624
General Electric Co.	1,900	62,624

Nonferrous Rolling & Drawing: 1.7%		61,484
Alcoa, Inc.	1,900	61,484

Personal Credit Institutions: 2.8%		101,118
American Express Co.	1,900	101,118

Petroleum Refining: 3.2%		116,565
Exxon Mobil Corp.	1,900	116,565

Plastics Materials & Synthetics: 2.2%		79,040
E. I. Dupont de Nemours & Co.	1,900	79,040
Common Stocks (Continued)
Holding	Shares	Value

Radio & Television Broadcasting: 1.6%		$57,000
Walt Disney Co.	1,900	57,000

Research & Testing Services: 0.0%		19
Atmospheric Glow Technologies*	125	19

Savings Institutions: 0.6%		22,790
Washington Mutual	500	22,790

Soap, Cleaners, & Toilet Goods: 2.9%		105,640
Proctor & Gamble Co.	1,900	105,640

Telephone Communications, Except Radio: 3.2%		116,622
AT&T, Inc.	1,900	52,991
Verizon Communications, Inc.	1,900	63,631

Variety Stores: 2.5%		91,523
Wal-Mart Stores	1,900	91,523

Total Common Stocks (Cost $2,896,722)		$3,319,064

Preferred Stocks: 3.6%
Holding	Shares	Value

Commercial Banks: 3.6%		$128,562
Royal Bank Of Scotland PFD E	2,550	65,637
Royal Bank Of Scotland PFD H	2,500	62,925

Total Preferred Stocks (Cost $135,228)		$128,562

Governments-Fixed: 1.4%
Holding	Par Value	Value

U. S. Treasury Securities: 1.4%		$49,750
U. S. Treasury Notes 4.875% Due 04/30/08	50,000	49,750

Total Governments--Fixed (Cost $49,929)		$49,750

Total Investments: 97.1% (Cost $3,081,879)		$3,497,376

Cash & Equivalents:** 2.5%		$90,140
Other Assets & Liabilities, Net: 0.4%		14,911

Net Assets: 100.0%		$3,602,427

* Non income-producing security.
** Non-restricted collateralized interest-earning bank account deposit.

Schedule Of Investments C/Growth Stock Fund
June 30, 2005 (Unaudited)

Investments in Common Stocks by Standard Industry Code Major Group

12.0%
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
Primary Metal Industries
Oil & Gas Extraction
Communication
Business Services
Instruments & Related Products
Miscellaneous Retail
Wholesale Trade--Durable Goods
Food & Kindred Products
Electric, Gas, & Sanitary Services
Industrial Machinery & Equipment
Insurance Carriers
Real Estate
Transportation Services
Insurance Agents, Brokers, & Service
Trucking & Warehousing
Chemicals & Allied Products
Engineering & Management Services
Electronic & Other Electric Equipment
Automotive Dealers & Service Stations

Common Stocks: 88.6%
Holding	Shares	Value

Accounting, Auditing, & Bookkeeping: 1.8%		$38,601
TALX Corp.	1,765	38,601

Auto & Home Supply Stores: 1.7%		36,492
O'Reilly Automotive, Inc.*	1,170	36,492

Beverages: 4.6%		98,992
Hansen Natural Corp.*	520	98,992

Blast Furnace & Basic Steel Products: 6.7%		143,807
Ipsco, Inc.	400	38,276
NS Group, Inc.*	800	44,064
Steel Dynamics, Inc.	935	61,467

Computer & Data Processing Services: 9.4%		202,831
Alliance Data *	715	42,056
Global Payments, Inc.	760	36,898
NetEase.com, Inc.*	3,420	76,369
ValueClick, Inc.*	3,095	47,508

Construction & Related Machinery: 3.8%		82,435
Grant Prideco*	965	43,184
Oil States Intl.*	1,145	39,251
Common Stocks (Continued)
Holding	Shares	Value

Crude Petroleum & Natural Gas: 4.7%		$102,005
St. Mary Land & Exploration Co.	995	38,586
Ultra Petroleum Corp.*	1,070	63,419

Drugs: 1.9%		41,390
Endo Pharmaceuticals*	1,255	41,390

Electronic Components & Accessories: 1.8%		38,436
Taiwan Semiconductor ADR	4,187	38,436

Fire, Marine, & Casualty Insurance: 3.6%		76,822
Philadelphia Consolidated Holdings*	1,350	40,986
W. R. Berkley Corp.	1,050	35,836

Freight Transportation Arrangement: 2.5%		54,330
Expeditors Intl.	970	54,330

Gas Production & Distribution: 2.0%		43,806
BG Group PLC ADR	655	43,806

Insurance Agents, Brokers, & Service: 2.4%		51,374
Healthextras, Inc.*	1,700	51,374

Iron & Steel Foundries: 2.0%		42,430
Precision Castparts Corp.	710	42,430
Common Stocks (Continued)
Holding	Shares	Value

Medical Instruments & Supplies: 3.7%		$80,447
C. R. Bard, Inc.	540	39,560
Edwards Lifesciences Corp.*	900	40,887

Miscellaneous Durable Goods: 2.0%		44,066
Pool Corp.	1,010	44,066

Miscellaneous Shopping Goods Stores: 1.9%		41,395
Staples, Inc.	1,700	41,395

Nonferrous Rolling & Drawing: 1.4%		30,908
Encore Wire Corp.*	860	30,908

Nonstore Retailers: 3.0%		65,236
Nutrisystems, Inc.*	1,050	65,236

Oil & Gas Field Services: 4.8%		102,717
Patterson-UTI Energy, Inc.	1,165	32,981
RPC, Inc.	1,150	27,922
Unit Corp.*	735	41,814

Professional & Commercial Equipment: 2.9%		62,403
Digital River, Inc.*	1,545	62,403

Real Estate: 1.6%		33,989
CB Richard Ellis*	1,365	33,989

Real Estate Agents & Managers: 2.0%		42,024
Jones Lang LaSalle	480	42,024
Common Stocks (Continued)
Holding	Shares	Value

Sanitary Services: 1.8%		$39,060
Stericycle, Inc.*	600	39,060

Search & Navigation Equipment: 3.2%		68,536
Garmin Ltd.	650	68,536

Telegraph & Other Communications: 3.6%		78,050
J2 Global Communications*	2,500	78,050

Telephone Communications, Except Radio: 5.8%		125,857
America Movil SA	2,000	66,520
Vimpel-Comm ADR	1,295	59,337

Trucking & Courier Services, Ex. Air: 2.0%		42,035
Landstar System, Inc.	890	42,035

Total Common Stocks (Cost $1,661,601)		$1,910,474

Total Investments: 88.6% (Cost $1,661,601)		$1,910,474

Cash & Equivalents:** 11.0%		$236,891
Other Assets & Liabilities, Net: 0.4%		8,005

Net Assets: 100.0%		$2,155,370

* Non income-producing security.
** Non-restricted collateralized interest-earning bank account deposit.

Financial Statements
and
Highlights

This Page Left Blank Intentionally

C/Funds Group, Inc. Statements Of Assets And Liabilities
June 30, 2006 (Unaudited)
	C/Fund	C/Growth Stock Fund
Securities at Cost	3,081,879	1,661,600

ASSETS
Investment in Securities	3,497,376	1,910,474
Cash and Equivalents*	90,140	236,891
Receivables
Dividends and Interest	4,876	2,595
Other	11,712	6,361
Total Assets	3,604,104	2,156,321

LIABILITES
Advisor Fee Payable	1,677	951
Total Liabilities	1,677	951

NET ASSETS	3,602,427	2,155,370

NET ASSETS CONSIST OF:
Paid in Capital	3,322,630	1,715,173
Accumulated Net Investment Income (Loss)	7,030	(11,576)
Accumulated Net Realized (Loss) Gain on Investments	(142,730)	202,899
Net Unrealized Appreciation on Investments	415,497	248,874
	3,602,427	2,155,370

CAPITAL SHARES OUTSTANDING (5,000,000 Shares Authorized at $0.001 Par Value)	222,443	159,708

NET ASSET VALUE PER SHARE	16.19	13.50

* Non-restricted collateralized interest-bearing bank account deposits.

C/Funds Group, Inc. Statements of Operations
For Six Months Ending June 30, 2006 (Unaudited)
	C/Fund	C/Growth Stock Fund
INVESTMENT INCOME
Dividends	$40,102	$4,358
Interest	5,400	4,808
Total investment income	45,502	9,166

OPERATING EXPENSES
Investment advisory fee	18,458	10,279
Professional fees	14,434	7,656
Administrative fees	1,842	1,158
Registration fees	1,987	1,043
Custodian fees	5,503	3,028
Directors fees	4,886	2,885
Printing	975	552
Miscellaneous	544	319
Total operating expenses	48,629	26,920
Less fees waived by advisor	(11,712)	(6,361)
Total operating expenses, net of reimbursements	36,917	20,559

NET INVESTMENT INCOME (LOSS)	8,585	(11,393)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Change in unrealized appreciation (depreciation) in investments	103,579	(55,801)
Net realized gain on investments	10,397	203,580
Total realized and unrealized gain from investments	113,976	147,779

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,561	$136,386

C/Funds Group, Inc. Statements of Changes in Net Assets
For Six Months Ending June 30, 2006 (Unaudited)
	C/Fund	C/Growth Stock Fund
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,585	($11,393)
Net realized gain on investments	10,397	203,580
Change in unrealized appreciation (depreciation) in investments	103,579	(55,801)
Net increase in net assets resulting from operations	122,561	136,386

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(2,223)	(335)
Net realized long-term gain on investments	0	(1,261)
Total distributions to shareholders	(2,223)	(1,596)

CAPITAL SHARE TRANSACTIONS
Shares sold	89,502	372,493
Reinvested distributions	2,051	849
Shares redeemed	(318,867)	(60,225)
Total capital share transactions	(227,314)	313,117

NET (DECREASE) INCREASE IN NET INVESTMENTS	($106,976)	$447,907

NET ASSETS
Beginning of year	3,709,403	1,707,463
End of period	$3,602,427	$2,155,370

For Year Ended December 31, 2005
(From Audited Financial Statements)

	C/Fund	C/Growth Stock Fund
(DECREASE) INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,152	($18,733)
Net realized gain on investments	399,715	289,011
Change in unrealized depreciation in investments	(417,024)	(43,436)
Net (decrease) increase in net assets resulting from operations	(1,157)	226,842

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(16,724)	(45,071)
Net realized long-term gain on investments	0	(224,931)
Total distributions to shareholders	(16,724)	(270,002)

CAPITAL SHARE TRANSACTIONS
Shares sold	351,300	211,721
Reinvested distributions	15,465	147,100
Shares redeemed	(821,026)	(135,012)
Total capital share transactions	(454,261)	223,809

NET (DECREASE) INCREASE IN NET ASSETS	($472,142)	$180,649

NET ASSETS
Beginning of year	4,181,545	1,526,814
End of year	$3,709,403	$1,707,463

C/Funds Group, Inc. Financial Highlights Per Share Data for a Share Outstanding Throughout Each Period
(June 30, 2006 Highlights Are Unaudited)

For the Six Months Ended June 30, 2006, and for the Years Ended December 31, 2005, 2004, 2003, 2002, and 2001

C/Fund
	06/30/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.67	$15.70	$15.32	$12.87	$13.19	$14.68
(Loss) Income from Investment Operations:
Net Investment Income	.04	.06	.07	.06	.17	.14
Net Realized and Unrealized (Loss) Gain on Investments	.49	(.02)	.37	2.42	(.17)	(1.49)
Total from Investment Operations	.53	.04	.44	2.48	.00	(1.35)
Distributions
Distributions from Net Investment Income	(.01)	(.07)	(.06)	(.03)	(.17)	(.14)
Distributions from Net Realized Gains on Investments	.00	.00	.00	.00	.00	.00
Distributions from Return of Capital	.00	.00	.00	.00	(.15)	.00
Total Distributions	(.01)	(.07)	(.06)	(.03)	(.32)	(.14)
Net Asset Value, End of Period	$16.19	$15.67	$15.70	$15.32	$12.87	$13.19

Total Return	3.38%	.26%	2.91%	19.40%	.12%	(9.06%)

Ratios/Supplemental Data:
Net Assets, End of Period	$3,602,427	$3,709,403	$4,181,545	$4,131,630	$3,605,877	$4,217,747
Operating Expenses to Average Net Assets Before Fee Waiver	1.33%	2.33%	2.59%	2.67%	2.97%	2.35%
Operating Expenses to Average Net Assets After Fee Waiver	1.01%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment Income to Average Net Assets Before Expenses	1.24%	2.42%	2.44%	2.35%	3.28%	3.05%
Investment Income to Average Net Assets After Expenses	.23%	.43%	.44%	.34%	1.28%	1.05%
Portfolio Turnover Rate	7.11%	17.56%	14.38%	9.45%	81.76%	124.36%

C/Growth Stock Fund
	06/30/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.54	$12.84	$11.68	$9.04	$12.07	$14.56
Income (Loss) from Investment Operations:
Net Investment (Loss)	(.08)	(.15)	(.17)	(.14)	(.11)	(.16)
Net Realized and Unrealized Gain (Loss) on Investments	1.05	2.07	2.07	3.26	(2.88)	(2.16)
Total from Investment Operations	.97	1.92	1.90	3.12	(2.99)	(2.32)
Distributions
Distributions from Net Investment Income	.00	(.37)	.00	(.42)	.00	.00
Distributions from Net Realized Gains on Investments	(.01)	(1.85)	(.74)	(.06)	(.04)	(.17)
Distributions from Return of Capital	.00	.00	.00	.00	(1) .00	.00
Total Distributions	(.01)	(2.22)	(.74)	(.48)	(.04)	(.17)
Net Asset Value, End of Period	$13.50	$12.54	$12.84	$11.68	$9.04	$12.07

Total Return	7.74%	14.56%	16.22%	34.40%	(24.75%)	(15.59%)

Ratios/Supplemental Data:
Net Assets, End of Period	$2,155,370	$1,707,463	$1,526,814	$1,333,213	$995,094	$1,685,064
Operating Expenses to Average Net Assets Before Fee Waiver	1.32%	2.33%	2.57%	2.64%	3.08%	2.31%
Operating Expenses to Average Net Assets After Fee Waiver	1.01%	2.00%	2.00%	2.00%	2.00%	2.00%
Investment Income to Average Net Assets Before Expenses	.45%	.86%	.60%	.59%	.99%	.79%
Investment Income to Average Net Assets After Expenses	(.56%)	(1.14%)	(1.39%)	(1.41%)	(.99%)	(1.21%)
Portfolio Turnover Rate	114.91%	146.24%	100.56%	152.96%	144.03%	26.46%
  This amount per share is less than one penny (.01) and is therefore reported as zero (.00).

Fund Expenses

All mutual funds have operating expenses. As a fund shareholder, you incur these ongoing expenses, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets known as the expense ratio. The following examples are intended to help you to understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with those of other mutual funds. The examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. They illustrate your fund's costs in two ways:

  Based on actual fund return. This example is intended to help you estimate the actual expenses you paid over the period. The "Ending Account Value" is derived from the fund's actual return, and the "Expenses Paid During the Period" shows the dollar amount of expenses. You can use this information, together with the amount you actually invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000. For example, if your account value is $8,600, divide that amount by $1,000, and then multiply the result-8.6-by the dollar amount for your fund under the heading "Expenses Paid During Period."

  Based on a hypothetical 5% return. This example is intended to help you compare your fund's costs with those of other mutual funds. It uses the actual expense ratio for your fund, but it assumes a yearly return of 5% before expenses. Because the return used is not the fund's actual return, the results do not apply to your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return for this purpose.

Fund	Expense Example Type	Beginning Account Value 01/01/05	Ending Account Value 06/30/05	Expenses Paid During Period* 01/01/06-06/30/06
C/Fund	Actual	$1,000.00	$1,011.91	$5.11
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.13
C/Growth Stock Fund	Actual	$1,000.00	$1,033.83	$5.16
	Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.13

*Expenses are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect a one-half-year period. The annualized expense ratio is 2.00% for each fund.

Portfolio Holdings

C/Funds Group, Inc. discloses a complete schedule of the portfolio holdings in each of its funds on a quarterly basis during its fiscal year beginning January 1 and ending December 31. The Company publishes second quarter listings in its Semiannual Report dated June 30, and fourth quarter listings in its Annual Report dated December 31. For the first and third quarters, the Company files complete listings with the Securities and Exchange Commission on Form N-Q. You may view the Form N-Q filings on the Commission's web site at http://www.sec.gov and at the Commission's Public Reference Room in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You may also obtain a free copy directly from the Company by calling 800-338-9477. Schedules of investments (portfolio holdings) for each fund as of June 30 are included in this report.

Proxy Voting

To obtain a free copy of the Company's proxy voting policy and procedures, call 800-338-9477. You can also call the same number to obtain a free copy of how the Company voted proxies related to Fund portfolio securities during the most recent 12-month period ending June 30.

Investment Advisory Contract Renewal

In approving the extension of the Investment Advisory Contract between the Company and the Advisor for each fund for the current year, the Board of Directors considered a number of factors. Following is a summary of the factors that were considered.

  The nature and quality of the services provided by the Advisor. The qualifications and experience of the Advisor's personnel and the prior relationship between the Advisor and the Company were considered. Given the size of the Funds and the efforts required to manage the portfolios, it was determined that the services provided were well suited to the needs of the Funds and that the Advisor's personnel were capable of dependably providing those services.

  The performance of the funds. Total returns for each Fund were reviewed as of the last fiscal year-end 2004 for one, five, and ten year periods before taxes, after taxes on distributions, and after taxes on distributions and sale of fund shares. Additionally, total returns were reviewed for the first quarter of 2005. Comparative returns for the five year period of 2000 through 2004 for the Dow Jones Industrial Average, S&P 500 Index, NASDAQ Composite, and the Lipper International Index were also considered. Returns for comparable funds as derived from Morningstar were reviewed for the eleven year period of 1994 through 2004. It was concluded that Fund performance was acceptable in light of these comparisons.

  The reasonableness of the compensation payable to the Advisor. In considering the advisory fee, factors included that the fee has remained unchanged at 1% since inception. Additionally, the Advisor has always borne responsibility for the expenses of "interested" directors and has committed to bear any loss that might be incurred by the Company as a direct result of any purchase failure. The Advisor and its parent company TCA have been providing administrative and shareholder services to the Company since inception. In light of these factors, the Advisor's fee was deemed fair and reasonable.

  Each Fund's expense ratio. In all cases the Advisor has limited expenses to the Funds to not more that 2%. When expenses have exceeded that limit, the Advisor has waived an amount of its fees sufficient to reduce total expenses to the 2% level. This commitment from the Advisor has enabled the expense ratios of the Funds to be considered stable and reasonable to the benefit of the Funds and their shareholders.

No single factor determined the Board's decision to approve the continuance of the Investment Advisory Agreement, but rather the directors based their determination on the total mix of information available. Considering all the factors in their totality, the Board concluded that the advisory arrangements were fair and reasonable and that continuance would be in the best interests of the Funds and their shareholders.

C/Funds Group, Inc.

Item 2: Code of Ethics.
Not required for semi-annual filings.

Item 3: Audit Committee Financial Expert.
Not required for semi-annual filings..

Item 4: Principal Accountant Fees and Services.
Not required for semi-annual filings.

Item 5: Audit Committee of Listed Registrants
Not Applicable.

Item 6: Schedule of Investments
Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 10: Submission of Matters to a Vote of Security Holders.
None.

Item 11: Controls and Procedures.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Note:
Roland G. Caldwell, Jr., President of C/Funds Group, Inc., is the sole applicable responding officer for C/Funds Group, Inc.

Item 12: Exhibits.

  Any code of ethics or amendment thereto. Not applicable for semi-annual filings.
  Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
  Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished herewith.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	July 28, 2006

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	July 28, 2006

  Note:
  Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.

  EXHIBIT LIST

    EX-99.CERT — Exhibit 12.A.2 — Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
    EX-99.906 CERT — Exhibit 12.B — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002